Stock-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2025
Stock-Based Compensation [Abstract]
Schedule of Restricted Stock Awards

The following is a schedule summarizing restricted stock awards for the periods indicated:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding at July 1, 2023	75,293	$1.97
Granted	-	-
Vested	(64,696)	1.98
Forfeited	-	-
Outstanding at June 30, 2024	10,597	$1.90
Granted	-	-
Vested	(10,597)	1.90
Forfeited	-	-
Outstanding at June 30, 2025	-	$-

Schedule of Estimates Fair Value of Each Option Award	The Company used the following assumptions to estimate the fair value of stock options for the period presented:
	Year Ended June 30,
	2025	2024
Weighted-average fair value	$6.53	$2.52
Expected volatility	113.9% - 138.3%	104.9% - 113.9%
Expected term	0.9 years - 6.1 years	5.0 years - 6.2 years
Dividend yield	0.00%	0.00%
Risk-free interest rate	3.87% - 4.65%	3.94% - 4.92%

Schedule of Stock Option Activity

The following is a schedule summarizing stock option activities for the periods presented ($ in thousands, except per share data):

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2024	953,821	$2.45	$1,087
Granted	801,354	8.08
Exercised	(267,957)	2.28
Reversal of Expired/forfeited	83,457	2.89
Outstanding at June 30, 2025	1,570,675	$5.33	$17,410
Exercisable at June 30, 2025	837,754	$3.65	$10,656

Outstanding at July 1, 2023	1,034,000	$2.31	$640
Granted	120,821	3.01
Exercised	-	-
Expired/forfeited	(201,000)	2.08
Outstanding at June 30, 2024	953,821	$2.45	$1,087
Exercisable at June 30, 2024	550,116	$2.36	$674

(1)	Represents the excess of the fair value on the last day of the period (which was $16.37 and $3.59 as of June 30, 2025 and 2024, respectively) over the exercise price, multiplied by the number of options.